SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Segmented Information [Table Text Block]
	December 31, 2013	December 31, 2012

Cash and restricted cash:
Canada	$1,163,651	$2,152,984
Ghana	362,952	376,893
Total cash and restricted cash	1,526,603	2,529,877
Capital assets
Canada	—	—
Ghana	1,678,235	1,922,894
Total capital assets	1,678,235	1,922,894
Total	$3,204,838	$4,452,771